Reconciliation of Differences Between Basic and Diluted Income Attributable to Nidec Corporation Per Share (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation					¥ 46,242	¥ 56,536	¥ 53,614
Loss on discontinued operations attributable to Nidec Corporation					(5,511)	(4,203)	(1,653)
Net income attributable to Nidec Corporation	9,077	9,125	10,319	12,210	40,731	52,333	51,961
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation					40,676	52,304	51,961
Basic net income attributable to Nidec Corporation per share
Basic net income attributable to Nidec Corporation per share					137,490	139,216	139,291
Effect of dilutive securities
Zero coupon convertible bonds					9,411	4,950
Diluted net income attributable to Nidec Corporation per share
Diluted net income attributable to Nidec Corporation per share					146,901	144,166	139,291
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation					¥ 336.33	¥ 406.10	¥ 384.91
Loss on discontinued operations attributable to Nidec Corporation					¥ (40.08)	¥ (30.19)	¥ (11.87)
Net income attributable to Nidec Corporation	¥ 66.34	¥ 66.68	¥ 74.86	¥ 88.20	¥ 296.25	¥ 375.91	¥ 373.04
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation					¥ 314.41	¥ 391.96	¥ 384.91
Loss on discontinued operations attributable to Nidec Corporation					¥ (37.52)	¥ (29.16)	¥ (11.87)
Net income attributable to Nidec Corporation	¥ 61.98	¥ 62.30	¥ 69.98	¥ 82.49	¥ 276.89	¥ 362.80	¥ 373.04
Segment, Continuing Operations
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation					46,187	56,507	53,614
Basic net income attributable to Nidec Corporation per share
Basic net income attributable to Nidec Corporation per share					137,490	139,216	139,291
Diluted net income attributable to Nidec Corporation per share
Diluted net income attributable to Nidec Corporation per share					146,901	144,166	139,291
Segment, Discontinued Operations
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation					(5,511)	(4,203)	(1,653)
Basic net income attributable to Nidec Corporation per share
Basic net income attributable to Nidec Corporation per share					137,490	139,216	139,291
Diluted net income attributable to Nidec Corporation per share
Diluted net income attributable to Nidec Corporation per share					146,901	144,166	139,291
Yen Denominated zero coupon convertible bonds due 2015
Effect of dilutive securities
Zero coupon convertible bonds					¥ (55)	¥ (29)